Commitments and Contingencies (Details Narrative) - USD ($)	Sep. 30, 2025	Apr. 21, 2025	Dec. 31, 2024	Dec. 31, 2023
Maximum obligation			$ 10,265,229	$ 10,510,252
Restricted cash			215,117	$ 257,530
Twin Vee Powercarsco [Member]
Maximum obligation	$ 12,447,144		10,265,229
Restricted cash	215,117		$ 215,117
Twin Vee Powercarsco [Member] | Northpoint [Member]
Maximum obligation	$ 58,984	$ 460,220